Series A Convertible Preferred Stock Warrants (Details Narrative) (Series A Preferred Stock [Member])	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Series A Preferred Stock [Member]
Warrants Cancelled	0	0
Warrants Expired	0	0
Warrants Exercised	0	0
Warrants Granted	0	0